Trade Receivables, Net - Schedule of Trade Receivables and Aging Analysis (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Schedule of Trade Receivables and Aging Analysis [Line Items]
Less: impairment allowance
Total			41,820,000		$ 9,921,708
Current [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount			RM 41,820,000